INVESTMENT IN ASSOCIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2019
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Percentage participation using the equity method of accounting
At December 31, 2019, 2018 and 2017, the Company had the following participation in investments that are recorded using the equity method:

	2019	2018	2017
SFL Deepwater Ltd	100.00%	100.00%	100.00%
SFL Hercules Ltd	100.00%	100.00%	100.00%
SFL Linus Ltd	100.00%	100.00%	100.00%

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2019
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	75,079	29,047	22,645	23,387
Non-current assets	920,801	286,222	273,621	360,958
Total assets	995,880	315,269	296,266	384,345
Current liabilities	65,832	19,168	20,761	25,903
Non-current liabilities (1)	887,887	285,147	265,769	336,971
Total liabilities	953,719	304,315	286,530	362,874
Total stockholders' equity (2)	42,161	10,954	9,736	21,471

	As of December 31, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	58,089	19,558	16,858	21,673
Non-current assets	967,954	302,362	290,370	375,222
Total assets	1,026,043	321,920	307,228	396,895
Current liabilities	69,181	18,252	19,487	31,442
Non-current liabilities (1)	931,755	297,060	281,627	353,068
Total liabilities	1,000,936	315,312	301,114	384,510
Total stockholders' equity (2)	25,107	6,608	6,114	12,385

(1)
SFL Deepwater, SFL Hercules and SFL Linus non-current liabilities at December 31, 2019, include $113.0 million (2018: $109.0 million), $80.0 million (2018: $80.0 million) and $121.0 million (2018: $121.0 million) due to SFL, respectively (see Note 24: Related party transactions). In addition, SFL Deepwater, SFL Hercules and SFL Linus current liabilities at December 31, 2019, include a further $1.2 million (2018: $0.0 million), $3.4 million (2018: $10.1 million) and $7.4 million (2018: $21.7 million) due to SFL, respectively (see Note 24: Related party transactions).

(2)
In the year ended December 31, 2019, SFL Deepwater, SFL Hercules and SFL Linus did not pay any dividends (2018: $0.0 million; 2017: $3.4 million), (2018: $0.0 million; 2017: $3.8 million), (2018: $0.0 million; 2017: $7.3 million), respectively.

Summarized statement of operations information of the Company's wholly-owned equity method investees is shown below.

	Year ended December 31, 2019
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	64,142	18,966	18,378	26,798
Net operating revenues	64,142	18,966	18,378	26,798
Net income (3)	17,054	4,346	3,622	9,086

	Year ended December 31, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	64,572	19,594	19,126	25,852
Net operating revenues	64,410	19,540	19,049	25,821
Net income (3)	14,635	3,973	3,372	7,290

	Year ended December 31, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	73,487	20,873	21,827	30,787
Net operating revenues	73,487	20,873	21,827	30,787
Net income (3)	23,766	5,981	6,462	11,323

(3)
The net income of SFL Deepwater, SFL Hercules and SFL Linus for the year ended December 31, 2019, includes interest payable to SFL amounting to $5.1 million (2018: $5.1 million; 2017: $5.4 million), $3.6 million (2018: $3.6 million; 2017: $4.3 million), and $5.4 million (2018: $5.4 million; 2017: $5.5 million), respectively (see Note 24: Related party transactions).